SIGNIFICANT ACCOUTNING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Equipment and office equipment	5 years
Vehicles	4 years
Computer hardware and software	3 years